Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components of deferred tax liability [Abstract]
Portion of tax loss carryforwards for subsequent years	$ (279,334)
Portion of tax loss carryforwards for subsequent years		$ 1,543,387
Inventories and provisions - net	65,091	40,964
Concession rights and property, vessels and equipment	(619,651)	(1,662,402)
Total deferred tax liability	$ (275,226)	$ (78,051)